Cost of revenue (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Components Cost of Revenue
The following table represents cost of revenue for the years ended December 31:

	December 31,
	2024	2023
	$	$
Employee salaries and benefits	19,222	18,305
Web hosting fees	6,402	5,170
Third party service fees	14,479	9,777
Other	1,192	1,246
	41,295	34,498